Operating lease receivables - Net - Prepaid Expenses and Other Current Assets (Details) - USD ($)	3 Months Ended
	Jun. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease [Abstract]
Advance payments		$ 0	$ 0	$ 19,308,297
Other accounts receivable		1,644,252	814,508	328,082
Property expenses		1,486,890	498,874	1,638,607
Prepaid expenses		1,010,115	806,163	24,406
Prepaid expenses and other current assets		$ 4,141,257	$ 2,119,545	$ 21,299,392
Period for conditions to be met for acquisition (in months)	18 months
Period for conditions to be met for acquisition, extension (in months)	18 months
Advance payments forfeited	$ 1,000,000